Filed Pursuant to Rule 497(e)
                                                      Registration No. 333-00767

                               AMERINDO FUNDS INC.
                            Amerindo Technology Fund
                           Amerindo Internet B2B Fund
                      Amerindo Health & Biotechnology Fund

Supplement dated June 26, 2002, to the Class A and Class C Shares Prospectus and Class D Shares Prospectus, both dated February 28, 2002.

(1) On page 10 of each Prospectus, the last two sentences of the first paragraph should be revised to read as follows:

        The Funds may purchase shares of companies during their initial public offerings or during an additional public offering of the same security. In addition, the Advisor anticipates that a significant portion of each Fund's holdings will be invested in newly-issued securities being sold in the secondary market.


(2) On page 12 of each Prospectus, the following paragraph should be inserted immediately before the paragraph, "Temporary Investments":

Initial Public Offerings.
Each Fund may participate in the initial public offering ("IPO") market. Each Fund may purchase shares of companies during their IPOs or during an additional public offering of the same security, and may at times dispose of those shares shortly after their acquisition. By definition, IPOs have not traded publicly until the time of their offerings. A Fund's purchase of shares issued in an IPO exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sections of the markets where these new issuers operate. Many IPOs are issued by undercapitalized companies of small or microcap size. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time.




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                                                   Filed Pursuant to Rule 497(e)
                                                      Registration No. 333-00767

                               AMERINDO FUNDS INC.
                            Amerindo Technology Fund
                           Amerindo Internet B2B Fund
                      Amerindo Health & Biotechnology Fund

Supplement dated June 26, 2002, to the Statement of Additional Information dated February 28, 2002.

        On page 2 of the Statement of Additional Information, the last two sentences of the second paragraph are revised to read as follows:

        The Funds may purchase shares of companies during their initial public offerings or during an additional public offering of the same security. In addition, the Advisor anticipates that a significant portion of each Fund's holdings will be invested in newly-issued securities being sold in the secondary market.

The following language is added to page 7:

        12. Initial Public Offerings. Each Fund may participate in the initial public offering ("IPO") market. Each Fund may purchase shares of companies during their IPOs or during an additional public offering of the same security, and may at times dispose of those shares shortly after their acquisition. By definition, IPOs have not traded publicly until the time of their offerings. A Fund's purchase of shares issued in an IPO exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sections of the markets where these new issuers operate. Special risks associated with IPOs include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to volatility. The limited number of shares available for trading in some IPOs may make it more difficult for each Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Many IPOs are issued by undercapitalized companies of small or microcap size. Foreign initial public offerings are subject to foreign political and currency risks The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time.



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On page 31, the last paragraph under Section XI. Calculation of Performance Data is revised as follows:

        From time to time evaluations of performance of the Funds made by independent sources may be used in advertisements. These sources may include Lipper Analytical Services, Wiesenberger Investment Company Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal. In addition, from time to time, advertisements may include a comparison of the performance of the Funds against appropriate stock market indices. These comparative indices currently include the NASDAQ Composite Index for the Amerindo Technology Fund and the Amerindo Internet B2B Fund and the NASDAQ Biotechnology Index for the Amerindo Health & Biotechnology Fund. Furthermore, from time to time, evaluations of performance of the Advisor made by independent sources may be used in advertisements of the Funds.